Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity
Beginning	R$ 35,208	R$ 35,208
Beginning (in shares)	3,086,748	3,086,748
Transfers (Note 23.a)	R$ (3,707)
Transfers (Note 23.a) (in shares)	(324,928)
Ending	R$ 31,501	R$ 35,208
Ending (in shares)	2,761,820	3,086,748